INCOME TAX EXPENSE (BENEFIT)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
INCOME TAX EXPENSE (BENEFIT)
36	INCOME TAX EXPENSE (BENEFIT)

In December 2004, Grindrod Shipping Pte. Ltd. was granted incentives under the Approved International Shipping Enterprise (“AIS”) Scheme, with effect from 10 June 2004. The incentives to the company expired in 2014 and has been renewed through 2024 subject to compliance with specified conditions. As such, the shipping profits of Grindrod Shipping Pte. Ltd. are exempted from income tax under Section 13F of the Singapore Income Tax Act. The shipping profits of the subsidiaries incorporated in Singapore are exempted from income tax under Section 13A of the Singapore Income Tax Act.

The tax rate used for the 2022, 2021 and 2020 reconciliations below is the corporate tax rate of 17% payable by corporate entities in Singapore on taxable profits under tax law in that jurisdiction. The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 28% (2021 and 2020: 28%).

	2022	2021	2020
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	428	513	181
Withholding taxes	127	48	10
In respect of prior years	(463)	(132)	-
	92	429	191

Deferred tax
In respect of the current year	665	(547)	(2)
	665	(547)	(2)

Income tax expense (benefit)	757	(118)	189

The total charge (credit) for the y
e
ar can be reconciled to the accounting profit (loss) as follows:

	2022	2021	2020
	US$’000	US$’000	US$’000

Profit (loss) before tax	104,124	132,529	(34,788)

Income tax expense (benefit) calculated at corporate rate	17,701	22,530	(5,914)
Adjusted for:
Effect of income that is exempt from tax	(32,053)	(27,890)	(2,967)
Effect of expenses that are not deductible in determining taxable profit	15,025	6,204	9,905
Effect of different tax rates of subsidiaries operating in other jurisdictions	420	(878)	(849)
Effect of tax losses disallowed to be brought forward	-	-	4
Overprovision of current tax in prior year	(463)	(132)	-
Withholding tax	127	48	10
	757	(118)	189